LONG-TERM DEBT (10K) (Tables)	12 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of long-term debt
($ in thousands)	June 30, 2016	June 30, 2015

Assignment of QuickStart Leases	$1,600	$1,994
Capital lease obligations	605	338
	$2,205	$2,332
Less current portion	629	478
	$1,576	$1,854

Schedule of maturities of long-term debt
($ in thousands)

2017	$629
2018	625
2019	588
2020	358
2021	5
$2,205